Nature of business and history (Details Narrative) $ in Millions				12 Months Ended
	Dec. 27, 2021 shares	Dec. 15, 2021 EUR (€) shares	May 20, 2021 shares	Dec. 31, 2021 EUR (€) shares	Dec. 31, 2020 EUR (€) shares	Dec. 31, 2019 EUR (€)	Dec. 31, 2021 USD ($) shares
Subsidiary, Sale of Stock [Line Items]
Conversion of Stock, Shares Issued | shares			15,000,000
Common Stock, Value, Subscriptions | €		€ 720,114
American depository shares | shares		2,400,000
Common Stock, Shares, Outstanding | shares				18,216,858	18,216,858		18,216,858
Net listing costs | €		€ 3,900,000
Net Income (Loss) Attributable to Parent | €				€ 5,529,332	€ 5,592,014	€ 4,597,723
Retained Earnings (Accumulated Deficit) | €				27,019,807	21,490,475
Cash and cash equivalents				€ 37,240,162	€ 15,465,243		$ 25.7
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Stock Issued During Period, Shares, New Issues | shares		3,120,114
Net listing costs | €		€ 29,000,000
Over-Allotment Option [Member]
Subsidiary, Sale of Stock [Line Items]
American depository shares | shares	96,744